Mercedes-Benz Auto Lease
T
rust 2021-B

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Dates
31-Mar-2023
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Payment Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... 4/15/2023
Actual/360 Days
33
30/360 Days
30
22
1-Mar-2023
13-Apr-2023
14-Apr-2023
17-Apr-2023
15-Mar-2023
15-Mar-2023
17-Apr-2023
15-Apr-2023
Summary
Beginning
Balance
0.00
0.00
413,044,578.90
120,120,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
75.448198
0.000000
Initial
Balance
264,600,000.00
452,600,000.00
452,600,000.00
120,120,000.00
Note
Factor
0.000000
0.000000
0.837156
1.000000
Principal
Payment
0.00
0.00
34,147,854.59
0.00
Ending
Balance
0.00
0.00
378,896,724.31
120,120,000.00
533,164,578.90
T
otal Note Balance
1,289,920,000.00
34,147,854.59
499,016,724.31
Overcollateralization
180,074,942.44
180,074,942.44
180,079,530.12
T
otal Securitization
V
alue
present value of lease payments
present value of Base Residual
V
alue
1,469,999,530.12
683,921,034.56
786,078,495.56
679,091,666.75
164,058,981.12
515,032,685.63
713,239,521.34
181,758,503.80
531,481,017.54
Amount
Percentage
Initial Overcollateralizatio
n
Amount
T
arget Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
180,079,530.12
180,074,942.44
180,074,942.44
12.25%
12.25%
12.25%
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
0.220000%
0.400000%
0.510000%
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.304201
0.425000
Interest & Principal
Payment
0.00
0.00
34,285,536.12
51,051.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
75.752400
0.425000
Interest
Payment
0.00
0.00
137,681.53
51,051.00
$34,336,587.12
T
otal
188,732.53

Mercedes-Benz Auto Lease
T
rust 2021-B
Investor Report
Collection Period Ended

Amounts in USD
31-Mar-2023
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
T
otal
A
vailable Collections
T
otal Exchange Note Payments
Reserv
e
Account Dra
w
Amount
T
otal
A
vailable Funds
A
vailable Funds ABS Notes
A
vailable 2021-B Collections
42,039,566.06
Initial
Balance
Beginning
Balance
Ending
Balance
Exchange Note Balance
1,396,499,553.61
639,739,544.83
605,591,690.24
34,425,075.06
34,425,075.06
0.00
Subtotal
16,169,030.17
18,232,949.31
7,510,959.63
6,372.99
19,200.84
41,912,939.11
0.00
0.00
126,626.95
188,732.53
0.00
0.00
34,147,854.59
0.00
0.00
(8) Excess Collections to Certificateholders
T
otal Distribution
(1)
T
otal Trustee Fees and an
y
Asset Representations Reviewer fees
(max. $250,000 p.a.)
(2) Interest Distributabl
e
Amount Clas
s
A Notes
(3) Priority Principal Distributio
n
Amount
(4)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(5) Regular Principal Distributio
n
Amount
(6) Additional Servicing Fee and Transition Costs
(7)
T
otal Trustee Fees and an
y
Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
34,425,075.06
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2) Exchange Note Interest Distributabl
e
Amount
(0.52%)
(3) Exchange Note Principal Distributabl
e
Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributabl
e
Amount and the Exchange Note Principal
Distributabl
e
Amount
(5) Remaining Funds Payable
T
otal Distribution
42,039,566.06
Distributions ABS Notes
Distribution on the Exchange Note
594,366.27
0.00
277,220.47
34,147,854.59
0.00
88,487.94
7,020,124.73

Mercedes-Benz Auto Lease
T
rust 2021-B

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Distribution Detail
Amount Paid
Shortfall
Amount Due
T
otal Servicing Fee
T
otal Trustee Fee
594,366.27
0.00
0.00
0.00
594,366.27
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
188,732.53
0.00
0.00
137,681.53
51,051.00
0.00
0.00
0.00
0.00
0.00
188,732.53
0.00
0.00
137,681.53
51,051.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
Interest Distributabl
e
Amount Clas
s
A
Notes
0.00
0.00
0.00
0.00
0.00
188,732.53
0.00
0.00
0.00
0.00
0.00
188,732.53
0.00
0.00
0.00
0.00
0.00
0.00
Priority Principal Distributio
n
Amount
0.00
0.00
0.00
Regular Principal Distributio
n
Amount
34,147,854.59
0.00
34,147,854.59
Principal Distributio
n
Amount
34,147,854.59
34,147,854.59
0.00

Mercedes-Benz Auto Lease
T
rust 2021-B

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Investment Earnings
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Deficiency
3,674,998.83
Reserve Fund Require
d
Amount
Reserve Fun
d
Amount - Beginning Balance
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Reserve Fun
d
Amount - Ending Balance
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Exchange Note
Collectio
n
Account
Investment Earnings for the Collection Period
11,873.99
114,752.96
126,626.95
3,674,998.83
0.00
11,873.99
11,873.99
0.00
3,674,998.83
0.00
Notice to Investors

Mercedes-Benz Auto Lease
T
rust 2021-B

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Pool Statistics
Pool Data
46.20%
Pool Factor
Number of Leases
32,998
Cutoff Date Securitization
V
alue
Securitization
V
alue beginning of Collection Period
Principal portion of lease payments
T
erminations- Early
T
erminations- Scheduled
Repurchase Payment (excluding interest)
Gross Losses
Securitization
V
alue end of Collection Period
713,239,521.34
12,141,988.56
14,798,347.84
6,100,032.33
0.00
1,107,485.86
679,091,666.75
Amount
1,469,999,530.12
20,528
19,826
As of Cutoff Date
6.58%
29.51
11.34
917,070,196.49
W
eighte
d
A
verage Securitization Rate
W
eighte
d
A
verage Remaining
T
erm (months)
W
eighte
d
A
verage Seasoning (months)
Aggregate Base Residual
V
alue
Cumulative Turn-in Ratio
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
Current
6.56%
12.17
29.29
547,411,621.49
17.17%
78.72%
0.75%
Delinquency Profile
*A lease is not considered delinquent if the amount past due is less than
10% of the payment due under such lease
**Based on the actual Securitization
V
alue of the respective leases
Amount **
675,424,322.63
2,378,992.90
1,018,457.93
269,893.29
679,091,666.75
Percentage
99.46%
0.35%
0.15%
0.04%
100.00%
Delinquency Profile *
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Number of Leases
19,734
62
23
7
19,826
Delinquency
T
rigger
5.147%
60+ Delinquency Leases to EO
P
Aggregate Securitization
V
alue
0.190%
Delinquency Trigger occurred
No

Mercedes-Benz Auto Lease
T
rust 2021-B

Amounts in USD
Investor Report
Collection Period Ended
31-Mar-2023
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Defaulted Leases, Beg of Collection Period
Liquidation Proceeds
Recoveries
893,225.62
797,734.71
144,885.03
Principal Net Credit Loss / (Gain)
(49,394.12)
(667,107.65)
25
27,517,931.60
693
24,224,068.06
3,960,971.19
Net Credit Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second
Prior Collection Period Third
Prior Collection Period
Four Mont
h
A
verage
(0.136)%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization
V
alue
A
verage Net Credit Loss / (Gain)
(962.64)
(0.045)%
(0.085)%
(0.202%)
(0.257%)
(0.001%)
Current
Residual Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Liquidated Leases, Beg of Collection Period
Sales Proceeds and Other Payments Received
Residual Loss / (Gain)
21,112,640.41
24,878,535.75
677
418,438,016.74
12,476
487,649,644.04
(3,765,895.34)
(69,211,627.30)
Residual Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second
Prior Collection Period Third
Prior Collection Period
Four Mont
h
A
verage
(5.451)%
A
verage Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization
V
alue
(4.708)%
(5,547.58)
(6.491)%
(5.237%)
(4.849%)
(5.226%)